Tax payable - Other tax payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Tax Payable
Current	R$ 33,719	R$ 17,678
Non-current	7,986	4,065
PIS
Other Tax Payable
Current	1,669	668
COFINS
Other Tax Payable
Current	7,675	3,075
ICMS
Other Tax Payable
Current	173	75
ISS
Other Tax Payable
Current	1,111	583
IVA
Other Tax Payable
Current	18,098	8,433
Other taxes
Other Tax Payable
Current	3,561	4,331
Non-current	818
Reassessment tax
Other Tax Payable
Current	745	13
Non-current	7,168	4,065
IRRF
Other Tax Payable
Current	R$ 687	R$ 500